Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

A summary of deposits at December 31, 2012 and 2011 follows:

	2012	2011
Noninterest-bearing demand deposits	$37,955	33,432
Interest-bearing:
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits – under $100,000	90,341	98,229
Time deposits – $100,000 and over	45,694	46,231

Total interest-bearing deposits	277,202	276,961

Total deposits	$315,157	310,393